Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt (CHF million)
Senior	123,632	130,792
Subordinated	24,165	23,221
Non-recourse liabilities from consolidated VIEs	14,858	19,739
Long-term debt	162,655	173,752
of which reported at fair value	70,366	83,692
of which structured notes	35,726	37,990